SHARE-BASED PAYMENTS - Options granted by subsidiaries (Details)	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 installment shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Number of options
Number of options, Granted (in shares)	0	0	0
2020 BEST Asia Plan
SHARE-BASED PAYMENTS
Shares authorized (in shares)				75,000,000
Contractual term (in years)				10 years
Number of options
Number of options, Beginning of the year (in shares)	42,952,900
Number of options, Granted (in shares)	10,427,000
Number of options, Forfeited/Expired (in shares)	(10,615,230)
Number of options, End of the year (in shares)	42,764,670	42,952,900
Vested and expected to vest, End of the year (in shares)	42,764,670
2020 BEST Asia Plan | On the first anniversary
SHARE-BASED PAYMENTS
Percentage of shares vested				25.00%
2020 BEST Asia Plan | After the first anniversary in thirty-six equal monthly installments
SHARE-BASED PAYMENTS
Percentage of shares vested				2.09%
2020 BEST Asia Plan | On the first, second, third and fourth anniversary
SHARE-BASED PAYMENTS
Percentage of shares vested				100.00%
Equity Incentive Plan of BEST CloudSoft Inc. 2022 [Member]
SHARE-BASED PAYMENTS
Shares authorized (in shares)		30,000,000
Contractual term (in years)		10 years
Number of options
Number of options, Beginning of the year (in shares)	12,850,000
Number of options, Granted (in shares)	4,595,000
Number of options, Forfeited (in shares)	(267,870)
Number of options, Expired (in shares)	(58,360)
Number of options, End of the year (in shares)	17,118,770	12,850,000
Vested and expected to vest, End of the year (in shares)	17,118,770
Equity Incentive Plan of BEST CloudSoft Inc. 2022 [Member] | On the first anniversary
SHARE-BASED PAYMENTS
Percentage of shares vested		25.00%
Equity Incentive Plan of BEST CloudSoft Inc. 2022 [Member] | After the first anniversary in thirty-six equal monthly installments
SHARE-BASED PAYMENTS
Percentage of shares vested		2.09%
Number of equal monthly installment | installment		36
Equity Incentive Plan of BEST CloudSoft Inc. 2022 [Member] | On the first, second, third and fourth anniversary
SHARE-BASED PAYMENTS
Percentage of shares vested		100.00%